Loans Payable (Details Narrative) - Canada Emergency Business Account	1 Months Ended	12 Months Ended
	Feb. 28, 2021 CAD ($)	Jan. 31, 2026 CAD ($)	Jan. 31, 2025 CAD ($)	Jan. 31, 2024 CAD ($)	Jan. 31, 2026 USD ($)
Statement [Line Items]
Gain on extinguishment of loan		$ 9,949	$ 0	$ 0
Accrued interest			937		$ 90
Loan agreements amount	$ 60,000
Loan agreements, description	an initial expiry date of December 31, 2022 (amended to January 18, 2024) and interest rate of nil% per annum during this initial term
Accretion expense		17,753	$ 15,949	$ 2,281
Interest rate					5.00%
Through September 2027 [Member]
Statement [Line Items]
Repayment of debt		1,300
Through October 15, 2027 [Member]
Statement [Line Items]
Repayment of debt		$ 28,658